Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2015	Nov. 16, 2015
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	Delta Technology Holdings Ltd
Entity Central Index Key	0001543268
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--06-30
Trading Symbol	DELT
Entity Common Stock, Shares Outstanding		9,567,034